Jointly Owned Generation Units (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Generation Units
At December 31, 2019, the investment in and accumulated depreciation for each generating unit on Cleco and Cleco Power’s Consolidated Balance Sheets were as follows:

Cleco
	AT DEC. 31, 2019
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2		DOLET HILLS		BAYOU COVE		BIG CAJUN II - UNIT 3		TOTAL
Utility plant in service	$72,840		$179,909		$42,438		$33,291		$328,478
Accumulated depreciation	$7,690		$22,159		$2,090		$2,163		$34,102
Construction work in progress	$539		$5,435		$—		$329		$6,303
Ownership interest percentage	30%		50%		75%		58%
Capacity (MW)	523	(1)	650	(1)	300	(2)	588	(2)
Ownership interest (MW)	157		325		225		341

(1) Nameplate capacity (MW)

(2) Rated capacity (MW)

Cleco Power
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Generation Units
Cleco Power
	AT DEC. 31, 2019
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$147,020	$397,406	$544,426
Accumulated depreciation	$81,870	$239,655	$321,525
Construction work in progress	$539	$5,435	$5,974
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325